REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 15,420	$ 4,111	$ 36,307	$ 17,552
Hardware
Disaggregation of Revenue [Line Items]
Revenue	10,539	718
Hardware | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Revenue	10,539	718
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	4,881	3,393	15,645	13,482
Service revenue | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Revenue	36	0	$ 51	$ 6
Service revenue | Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Revenue	$ 4,845	$ 3,393